NOTE 10 - NOTES PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 10 - NOTES PAYABLE - RELATED PARTIES

NOTE 10 - NOTES PAYABLE - RELATED PARTIES

Notes payable - related parties consist of the following:
	December 31, 2013	December 31, 2012
Note payable to a related individual, secured by tangible and intangible assets of the Company, interest at 16%, principal and interest due April 1, 2000, past due. Note is convertible into common stock of the Company at $0.10 per share. Note is in default (2)	$1,087,370	$450,000
Note payable to a related individual, interest at 8%,past due. Note is in default(1)	1,000,000	1,000,000
Notes payable to related individuals, unsecured, interest at 10%, due on demand. (3)	28,500	43,500
Total notes payable - related parties	2,115,870	1,493,500
Less: current portion	(2,115,870)	(1,493,500)
Long-term notes payable - related parties	$—	$—

Maturities of notes payable - related parties are as follows:
Year Ending December 31,	Amount
2014	$2,115,870
Total	$2,115,870

Accrued interest on notes payable – related parties for the years ended December 31, 2013 and 2012 was $250,334 and $892,819, respectively. During the year ended December 31, 2013 and 2012, total interest expense to related party was $207,380 and $150,641, respectively.

1)	This note was issued for the acquisition of AFI on January 28, 2012. As of December 31, 2013 and 2012, the Company had accrued interest on the note in the amount of $154,082 and $74,082, respectively.
2)	This note was originally issued for $450,000. During the year ended December 31, 2013, the principle value of $450,000 along with accrued interest of $837,370 was converted to two new notes for $1,087,370 and $200,000. The Company issued 2,100,000 shares of the common stock against settlement of the new note of $200,000 from above.
3)	During the year ended December 31, 2013, one of the note holder for $15,000 along with accrued interest of $13,300 transferred its loan to a non- related party. During the year 2013 itself the Company issued 1,800,000 shares of the common stock to settle $28,300 of note of non- related party.